Background Information (Details) - Schedule of Operations in Brazil as well as the Activities of its Subsidiaries	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
JBS S.A. (JBS, Company) [Member] | Main Activities Company [Member]
Background Information [Line Items]
Subsidiaries activities	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.
Subsidiaries operating units	67
Subsidiaries country	Brazil
JBS S.A. (JBS, Company) One [Member] | Main Activities Company [Member]
Background Information [Line Items]
Subsidiaries activities	- Leather production, processing and commercialization.
JBS S.A. (JBS, Company) Two [Member] | Main Activities Company [Member]
Background Information [Line Items]
Subsidiaries activities	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
JBS S.A. (JBS, Company) Three [Member] | Main Activities Company [Member]
Background Information [Line Items]
Subsidiaries activities	- Distribution centers and harbors.
Subsidiaries operating units	14
Seara Alimentos Ltda. (Seara Alimentos) [Member] | Main Activities in Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.
Subsidiaries operating units	47
Subsidiaries country	Brazil
Subsidiaries participation	Indirect
Subsidiaries rate		100.00%	100.00%	100.00%
Seara Alimentos Ltda. (Seara Alimentos) One [Member] | Main Activities in Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Distribution centers, transportation services and harbors.
Subsidiaries operating units	24
Seara Alimentos Ltda. (Seara Alimentos) Two [Member] | Main Activities in Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.
Subsidiaries operating units	248
Meat Snacks Partners do Brasil Ltda (Meat Snacks) [Member] | Main Activities in Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Beef Jerky production.
Subsidiaries operating units	2
Subsidiaries participation	Indirect
Subsidiaries rate		50.00%	50.00%	50.00%
JBS Confinamento Ltda. (JBS Confinamento) [Member] | Main Activities in Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Cattle fattening services.
Subsidiaries operating units	10
Subsidiaries participation	Direct
Subsidiaries rate		100.00%	100.00%	100.00%
Brazservice Wet Leather S.A (Brazservice) [Member] | Main Activities in Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Wet blue leather production, processing and commercialization.
Subsidiaries operating units	1
Subsidiaries participation	Direct
Subsidiaries rate		100.00%	100.00%	100.00%
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member] | Main Activities Outside of Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.
Subsidiaries operating units	56
Subsidiaries country	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.
Subsidiaries participation	Indirect
Subsidiaries rate		100.00%	100.00%	100.00%
JBS USA Holding Lux, S.à.r.l. (JBS USA) One [Member] | Main Activities Outside of Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	61
JBS USA Holding Lux, S.à.r.l. (JBS USA) Two [Member] | Main Activities Outside of Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.
Subsidiaries operating units	157
JBS USA Holding Lux, S.à.r.l. (JBS USA) Three [Member] | Main Activities Outside of Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	2
JBS USA Holding Lux, S.à.r.l. (JBS USA) Four [Member] | Main Activities Outside of Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	3
JBS Global (UK) Ltd. (JBS Global UK) [Member] | Main Activities Outside of Brazil [Member]
Background Information [Line Items]
Subsidiaries activities	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.
Subsidiaries operating units	1
Subsidiaries country	United Kingdom
Subsidiaries participation	Indirect
Subsidiaries rate		100.00%	100.00%	100.00%
JBS Toledo NV (Toledo) [Member]
Background Information [Line Items]
Subsidiaries activities	- Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.
Subsidiaries operating units	1
Subsidiaries country	Belgium
Subsidiaries participation	Direct
Subsidiaries rate		100.00%	100.00%	100.00%
Rigamonti Salumificio SpA (Rigamonti) [Member]
Background Information [Line Items]
Subsidiaries activities	‘- Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.
Subsidiaries operating units	9
Subsidiaries country	Italy and United States of America.
Subsidiaries participation	Indirect
Subsidiaries rate		100.00%	100.00%	100.00%
Conceria Priante SRL (Priante) [Member]
Background Information [Line Items]
Subsidiaries activities	- Semi-finished and finished leather production.
Subsidiaries operating units	1
Subsidiaries country	Italy
Subsidiaries participation	Direct
Subsidiaries rate		100.00%	100.00%	100.00%
JBS Leather International BV (Leather International) [Member]
Background Information [Line Items]
Subsidiaries activities	- Wet blue, semi-finished and finished leather production.
Subsidiaries operating units	7
Subsidiaries country	Argentina, Germany, China, Mexico, Uruguay and Vietnam.
Subsidiaries participation	Direct
Subsidiaries rate		100.00%	100.00%	100.00%
Seara Holding Europe B.V. (Seara Holding) [Member]
Background Information [Line Items]
Subsidiaries activities	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	14
Subsidiaries country	China, Netherlands, Saudi Arabia, South Africa, United Arab Emirates, United Kingdom and Singapore.
Subsidiaries participation	Indirect
Subsidiaries rate		100.00%	100.00%	100.00%